Employee Benefits - Summary of Defined Benefit Obligation And Unfunded Defined Benefit Obligation (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Japanese plans [Member]
Disclosure of defined benefit plans [line items]
Plan assets	¥ (2,128,476)	¥ (1,840,586)
The impact of minimum funding requirement and asset ceiling	268,228
Total	38,092	124,069
Japanese plans [Member] | Funded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	1,415,507	1,466,825
Total	(444,741)	(373,761)
Japanese plans [Member] | Unfunded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	482,833	497,830
Foreign plans [Member]
Disclosure of defined benefit plans [line items]
Plan assets	(1,284,918)	(1,109,394)
Total	366,098	313,869
Foreign plans [Member] | Funded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	1,250,773	1,076,433
Total	(34,145)	(32,961)
Foreign plans [Member] | Unfunded defined benefit obligations [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligations	¥ 400,243	¥ 346,830